Income Taxes (Reconciliation Of The Combined Canadian Federal And Provincial Income Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Effective Tax Rate [Line Items]
Domestic gain	$ 2,620	$ (4,397)
Foreign loss	(775)	(766)
Gain before income taxes	1,845	(5,163)
Expected statutory rate (recovery)	26.50%	26.50%
Expected provision for (recovery of) income tax	489	(1,368)
Permanent differences	(977)	489
Change in valuation allowance	230	2,467
Non-refundable investment tax credits	0	0
Effect of foreign exchange rate differences	36	(245)
Effect of change in future enacted tax rates	0	(1,378)
Effect of tax rate changes and other	222	36
Provision for income taxes	$ 0	$ 0